Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
7.	Income Taxes

The Company has cumulative net operating losses available to offset future income for federal and state reporting purposes of $30,186 and $3,468, respectively, as of March 31, 2014.  There are also available research and development credit carryforwards at March 31, 2014 of $709. The Company's federal and state net operating loss carryforwards expire in various calendar years from 2015 through 2030 and the tax credit carryforwards expire in calendar years 2020 through 2028. Accordingly, income tax expense recognized during the three months ended March 31, 2014 and 2013 relates solely to taxes due in foreign jurisdictions where the Company does business.

The Company’s policies with respect to the recording of deferred tax assets and liabilities have not changed in 2014. All balances and valuation allowances as of December 31, 2013 were evaluated and no changes were deemed necessary as of March 31, 2014.

11.	Income Taxes

The following is a reconciliation of the federal statutory income tax rate to income tax expense for 2013 and 2012:

	2013	2012
Federal Income tax (benefit) at the statutory rate	$47	$(348)
State income tax net of federal benefit	7	(51)
Foreign taxes	42	57
Non-deductible expenses	11	(14)
Adjustment of net operating loss	(60)	145
Valuation allowance	49	268
Income tax expense	$96	$57

The Company is subject to Alternative Minimum Tax (AMT), which only allows for the utilization of existing NOL carry forwards to offset 90% of AMT taxable income.

Deferred income tax assets and liabilities are recognized for the differences between the financial statement and income tax reporting basis of assets and liabilities based on currently enacted rates and laws.  These differences include depreciation, net operating loss carry forwards, capital loss carry forwards, allowance for accounts receivable, stock options and warrants, prepaid expenses, capitalized software costs, cash to accrual conversion, and accrued liabilities.

Net deferred tax assets consist of the following as of December 31:

	2013	2012
Deferred tax assets:
Accounts payable and other liabilities	$43	$73
Stock-based compensation	623	412
Depreciation	257	(41)
Net operating loss and credit carry forwards	11,484	12,033
Other	98	2
Valuation allowance	(12,227)	(12,178)
	278	301
Deferred tax liabilities
Nondeductible acquired intangibles	(120)	(120)
Capitalized software development costs	(158)	(127)
	(278)	(247)
Net deferred tax asset	$0	$54

The net deferred tax asset as of December 31, 2012 has been included in the accompanying consolidated balance sheets as part of prepaid expenses and other current assets.

The provision for income taxes charged to operations consists of the following for the years ended December 31:

	2013	2012
Current - Foreign	$42	$57
Deferred - US	54	-
Total	$96	$57

The cumulative net operating loss available to offset future income for federal and state reporting purposes was $30,186 and $3,468, respectively, as of December 31, 2013.  Available research and development and foreign tax credit carry forwards at December 31, 2013 were $709.  The difference between the amount of net operating loss carry forward available for federal and state purposes is due to the fact that a substantial portion of the operating losses were generated in states in which the Company does not have ongoing operations. The Company's federal and state net operating loss carry forwards expire in various calendar years from 2015 through 2030 and the tax credit carry forwards expire in calendar years 2020 through 2028.

The net deferred tax assets have a valuation allowance to reserve against those deferred tax assets that the Company believes it is more likely than not that it will be unable to fully utilize the deferred tax benefits.  In the event that the Company determines that a valuation allowance is no longer required, any benefits realized from the use of the NOLs and credits acquired will reduce its deferred income tax expense.

In assessing the recovery of the deferred tax assets, management considers whether it is more likely than not that a portion or all of the deferred tax assets will not be realized.  The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in the periods in which those temporary differences become deductible.  Management considers the scheduled reversals of future deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment.   As such, the Company has recorded a valuation allowance to offset all of its deferred tax assets.  The change in the valuation allowance was $49 in 2013 and $181 in 2012.  The change in the valuation allowance shown in the effective tax rate reflects the current year’s activity.  It does not include a change in the valuation allowance due to changes in deferred items or purchase accounting items that do not affect the current year tax provision.

The Company files a consolidated U.S. federal tax return and its federal and state tax returns for the years ended 2010-2013 are still subject to examination.  Management performed an assessment of its open returns to determine whether it is likely that interest and penalties would be assessed by taxing authorities on any underpayment of income taxes. No such underpayments of taxes for open years were noted. If such amounts were noted, the related amount would be accrued and classified as a component of income tax expenses on the consolidated statements of operations and comprehensive income (loss).